Expenses by Nature - Summary of Employee Benefit Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Employee Benefit Expenses [line items]
Salary and wages	€ 19,060	€ 20,023	€ 19,364
Total	129,051	134,622	137,904
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [line items]
Salary and wages	60,756	62,815	57,401
Social security costs	17,251	18,310	18,854
Employees' leaving entitlement	3,704	3,827	3,710
Other costs	4,498	4,875	12,365
Total	86,209	89,827	92,330
Selling expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Salary and wages	18,736	19,754	20,475
Social security costs	3,800	4,019	4,376
Employees' leaving entitlement	557	350	660
Other costs	689	649	699
Total	23,782	24,772	26,210
Administrative expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Salary and wages	13,725	14,585	13,843
Social security costs	3,502	3,638	3,570
Employees' leaving entitlement	664	635	831
Other costs	1,169	1,165	1,120
Total	€ 19,060	€ 20,023	€ 19,364